Customer deposits (Tables)	12 Months Ended
Dec. 31, 2014
Customer deposits [Abstract]
Customer deposits
	December 31, 2013	December 31, 2014
	US$	US$
Advances for real estate properties under development	846,248,749	1,021,782,194
Add: increase in revenue recognized in excess of amounts received from customers	4,120,798	6,346,284
Less: recognized as progress billings (see Note 4)	(775,084,144)	(920,965,080)

Total net balance	75,285,403	107,163,398